Shareholder Report, Average Annual Return (Details) 198156_Spyglass Growth Fund_Institutional Shares_TSR Annual {Institutional Shares}		12 Months Ended	60 Months Ended	96 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent		15.74%	4.01%	14.50%
S&P 500 TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR Index
Average Annual Return, Percent		17.88%	14.42%	14.32%
Bloomberg 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 500 Total Return Index
Average Annual Return, Percent	[1]	18.03%	14.00%	14.47%
Bloomberg US Mid Growth Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Mid Growth Total Return Index
Average Annual Return, Percent		10.28%	6.89%	11.13%

[1]
†	The Bloomberg 500 TR Index has replaced the S&P 500 TR Index as the Fund’s broad-based securities market index due to licensing considerations and potential cost savings.